Discontinued Operation	6 Months Ended
Sep. 30, 2022
Discontinued Operation [Abstract]
DISCONTINUED OPERATION
24.	DISCONTINUED OPERATION

On January 20, 2023, the board of directors (the “Board”) of the Company, unanimously approved the Company’s plan to discontinue and cease all business operations in mainland China (collectively, the “Mainland China Business”), which are conducted by the Company through its subsidiaries and variable interest entities, and to dispose of the Mainland China Business by selling it to one or more third parties.

The Company determined that the disposal group should be classified as assets held for sale, and they fulfilled the requirements established in IFRS 5 to classify them as a discontinued operation, since they represent a major line of business and geographical area of operations.

The information related to the condensed consolidated statement of financial position of the disposal group as of September 30, 2022 is presented below:

As of September 30, 2022
US$
(Unaudited)
Assets
Property, plant and equipment	198,125
Right of use assets	183,962
Non-current assets	382,087
Other receivables and prepayments	510,492
Loans receivables	8,060,849
Cash and cash equivalents	577,650
Current assets	9,148,991
Total assets	9,531,078
Equity
Share capital	8,523,538
Statutory reserves	589,659
Accumulated deficit	(4,693,240)
Accumulated other comprehensive (loss) income	(146,260)
Equity attributable to owners of the Company	4,273,697
Non-controlling interests	(574,178)
Total equity	3,699,519
Liabilities
Lease liabilities	62,801
Non-current liabilities	62,801
Accounts and other payables	3,833,349
Taxes payable	1,854,936
Lease liabilities	80,473
Current liabilities	5,768,758
Total liabilities	5,831,559
Total equity and liabilities	9,531,078

The information related to the condensed consolidated statements of profit or loss of the disposal group for the six months ended September 30, 2022 is presented below:

For the six months ended September 30, 2022
US$
(Unaudited)
Revenue	432,263

Cost of revenue	192,681

Selling and promotion expenses	287,352
General and administrative expenses	361,991
Total operating expenses	649,343
Result from operating activities	(409,761)
Other income	114,562
Other expense	(85,828)
Finance income	638
Finance costs	(2,783)
Loss before income tax	(383,172)
Income tax expense	(5)
Loss from discontinued operations	(383,177)

The net cash flows incurred by the disposal group are as follows:

For the six months ended September 30, 2022
US$
(Unaudited)
Operating activities	(1,064,857)
Investing activities	1,252,171
Financing activities	(185,630)
Net cash outflows	1,684